American Century Variable Portfolios II, Inc. Statement of Additional Information (SAI) Supplement VP Inflation Protection Fund
Supplement dated July 1, 2011 ■ SAI dated May 1, 2011

The following entry is added to the Independent Directors table on page 24, in the Management section of the SAI:

Name (Year of Birth)	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Jeremy I. Bulow (1954)	Director	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	40	None

The following entry is added to the Qualifications of Directors section on page 25, in the Management section of the SAI:

Jeremy I. Bulow: BA, MA, Yale University; PhD, Massachusetts Institute of Technology; formerly Director, Bureau of Economics, Federal Trade Commission.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.

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